Accrued expenses and prepaid revenues	12 Months Ended
Dec. 31, 2022
Accrued expenses and prepaid revenues
Accrued expenses and prepaid revenues	Note 20. Accrued expenses and prepaid revenues

Skr mn	Dec 31, 2022	Dec 31, 2021
Interest expenses accrued	4,110	1,793
Other accrued expenses and prepaid revenues	62	82
Total	4,172	1,875